LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2021
LEASE OBLIGATIONS
LEASE OBLIGATIONS

NOTE 11: LEASE OBLIGATIONS

In April 2021, the Company entered into a lease agreement for operating space in Los Angeles, California. The lease expires in June 2023 and has monthly base rent payments of $17,257. The lease required a $19,500 deposit.

Bailey leases office and warehouse facilities in Vernon, California. The lease expires in February 2023 and has monthly base rent payments of $32,921 per month.

H&J leases office and showroom facilities in Dallas and Houston, Texas, and New Orleans, Louisiana. The leases expire at various dates through June 2022 with base rents ranging from $3,400 to $6,500.

Stateside leases office and showroom facilities in Los Angeles, California. The leases expire at various dates through November 2022 with base rents ranging from $3,100 to $9,000.

Total rent expense for the years ended December 31, 2021 was $816,790 and $541,146, respectively.